May 5, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.

File Nos. 002-92633 and 811-04087

Ladies and Gentlemen:

Our client, Manning & Napier Fund, Inc. (the “Fund”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 220 and under the Investment Company Act of 1940, as amended, Amendment No. 221 (the “Filing”) to the Fund’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing one new series to the Fund: Callodine Equity Income Series.

Please contact me at 215.963.5598 with any questions or comments.

Very truly yours,

/s/ Sean Graber

Sean Graber

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001